Inventories	12 Months Ended
Jun. 30, 2019
Inventories
Inventories

17 Inventories

	2019	2018
	£’000	£’000
Finished goods	2,130	1,416

(i)Accounting policy

Inventories are stated at the lower of cost and net realizable value. Cost is determined using the first-in, first-out (FIFO) method. The cost of finished goods comprises cost of purchase and, where appropriate, other directly attributable costs. It excludes borrowing costs. Net realizable value is the estimated selling price in the ordinary course of business less estimated costs necessary to make the sale.

(ii)Amounts recognized in profit or loss

Inventories recognized as an expense during the year ended 30 June 2019 amounted to £8,664,000 (2018: £8,450,000; 2017: £8,598,000). These were included in operating expenses.